INCOME TAXES - Reconciliation Of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate			¥ 3,840	¥ 0	¥ 3,840
Unrecognized tax benefit	¥ 3,838	¥ 3,838		0	3,838
Interest accrued in unrecognized tax benefits as of the balance sheet date			600	¥ 0	¥ 1,290
Interest related to unrecognized tax benefits during the period		690	¥ 600
Reconciliation of unrecognized tax benefits
Balance, beginning	3,838
Decrease due to disposal of the subsidiary	(3,838)
Balance, ending	¥ 0	¥ 3,838